Derivatives (Tables)	6 Months Ended
Jun. 30, 2023
Derivatives
Schedule of derivatives

Derivatives by category

	June 30, 2023			December 31, 2022
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	2,217	1,505	729,353	2,396	2,119	423,124
Currency-related contracts	6,376	6,323	176,228	7,897	8,056	189,323
Equity-related contracts	5	1,897	6,671	11	2,901	12,022
Contracts related to commodities, credit risk, etc.	—	125	3,346	—	111	3,330
Total derivatives	8,598	9,850	915,598	10,304	13,187	627,799